LEASE - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	$ 27
Total	27
Less: imputed interest	(8)
Present value of lease liabilities	$ 19	$ 21